Restructuring, Impairment, and Plant Closing and Transition Costs - Restructuring, Impairment and Plant Closing and Transition Costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Restructuring and Related Activities [Abstract]
Cash restructuring charges	$ 5	$ (4)	$ 15	$ 17
Accelerated depreciation	0	2	2	2
Other plant closure costs	0	37	4	41
Total Restructuring, Impairment and Plant Closing and Transition Costs	$ 5	$ 35	$ 21	$ 60